Long-term debt	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Long-term debt
10.	Long-term debt

Balance at January 1, 2021	$40,532
Stated and accreted interest	2,191
Repayment of stated interest	(973)
Balance at June 30, 2021	$41,750

At June 30, 2021, the carrying amount of the debt comprised the following loans:

First term loan having a principal of $10,000 maturing on April 23, 2024 bearing stated interest of 8% per annum (effective interest rate of 15.05%) 1)	$9,295
Second term loan having a principal of $29,123 maturing on April 23, 2024 bearing stated interest of 10% per annum (effective interest rate of 10.47%) 1)	29,855
Secured convertible debentures having an aggregate principal amount of $2,410 maturing on March 31, 2022 bearing stated interest of 8% per annum (effective interest rate of 8.24%) 2)	2,600
$41,750
Less current portion of long-term debt	(2,600)
Long-term portion of long-term debt	$39,150
1)

The first and second term loans issued under the consolidated loan agreement with SALP are secured by all the assets of the Company and require that certain covenants be respected including maintaining an adjusted working capital ratio.

2)

The secured convertible debentures are secured by all the assets of Fairhaven. The Company’s security interest created pursuant to its consolidated loan agreement with SALP, its parent, is subordinated to the security interest on the Fairhaven assets.

At June 30, 2021, the Company was in compliance with all of its covenants under its long-term debt agreements.